17. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 17 – Subsequent Events

The Company has evaluated all other subsequent events through the date these condensed consolidated financial statements were issued and determine that there were no subsequent events or transactions that require recognition or disclosures in the condensed consolidated financial statements.

On October 19, 2020, the Company subleased 3,000 feet of its warehouse and one office space for eight months commencing December 1, 2020 with the option to extend the lease to twelve months. The monthly lease is $2,400 with a $4,800 deposit.

Note 17 – Subsequent Events

The Company has evaluated all other subsequent events through the date these consolidated financial statements were issued and determine that there were no subsequent events or transactions that require recognition or disclosures in the consolidated financial statements except for the follows:

On January 9, 2020, the Company entered into a consulting service agreement with The Blueshirt Group, LLC pursuant to which Blueshirt would provide an investor relation consulting service to the Company from January 9, 2020 to July 9, 2020 with monthly fee amount of $10,000.

On February 11, 2020, the Company entered into a consulting service agreement with Equisolve to provide website service for investor relations’ information for one year with initial setup fee of $2,500 and monthly fee of $599.